Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000099785 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000099785 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000099785 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099785 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000099785 | SBA Communications Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000099785 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000099785 | Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000099785 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099785 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000099785 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000099785 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000099785 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000099785 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000099785 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099785 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000099785 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099785 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099785 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099785 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099785 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099785 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099787 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000099787 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000099787 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099787 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000099787 | SBA Communications Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000099787 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000099787 | Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000099787 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099787 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000099787 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000099787 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000099787 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000099787 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000099787 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099787 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000099787 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099787 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099787 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099787 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099787 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099787 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099788 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000099788 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000099788 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099788 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000099788 | SBA Communications Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000099788 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000099788 | Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000099788 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099788 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000099788 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000099788 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000099788 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000099788 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000099788 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099788 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000099788 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099788 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099788 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099788 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099788 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099788 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148175 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000148175 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000148175 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000148175 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000148175 | SBA Communications Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000148175 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000148175 | Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000148175 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000148175 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000148175 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000148175 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000148175 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000148175 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000148175 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000148175 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000148175 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148175 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148175 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148175 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000148175 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148175 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099789 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000099789 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000099789 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099789 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000099789 | SBA Communications Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000099789 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000099789 | Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000099789 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099789 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000099789 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000099789 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000099789 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000099789 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000099789 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099789 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000099789 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099789 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099789 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099789 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099789 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099789 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099790 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000099790 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000099790 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099790 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000099790 | SBA Communications Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000099790 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000099790 | Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000099790 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099790 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000099790 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000099790 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000099790 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000099790 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000099790 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099790 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000099790 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099790 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099790 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099790 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099790 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099790 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%